Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000255862 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255862 | United States Treasury Bill, 3.420, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255862 | United States Treasury Bill, 3.610, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255862 | United States Treasury Bill, 3.620, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255862 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255862 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255862 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255862 | Commodity46090F100
Holdings [Line Items]
Percent of Total Investments	26.30%
C000255862 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	49.10%
C000255862 | U.S. Treasury Obligations912797QN0
Holdings [Line Items]
Percent of Total Investments	24.60%
C000255862 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255862 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000255862 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000255862 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000255863 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255863 | United States Treasury Bill, 3.420, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255863 | United States Treasury Bill, 3.610, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255863 | United States Treasury Bill, 3.620, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255863 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255863 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255863 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255863 | Commodity46090F100
Holdings [Line Items]
Percent of Total Investments	26.30%
C000255863 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	49.10%
C000255863 | U.S. Treasury Obligations912797QN0
Holdings [Line Items]
Percent of Total Investments	24.60%
C000255863 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255863 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000255863 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000255863 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000134834 | Federal Home Loan Banks, 2, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134834 | Federal Home Loan Banks, 2, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134834 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134834 | Federal Home Loan Banks, 2.5, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | Federal Home Loan Mortgage Corporation, 0.7, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | Federal Home Loan Banks, 1.75, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | Federal Home Loan Banks, 2, 2028-01-28
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | Federal Home Loan Banks, 2, 2028-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | Federal Home Loan Banks, 2, 2028-08-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134834 | Federal Home Loan Banks, 1.75, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134834 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134834 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000134834 | Agency3130AKRU2
Holdings [Line Items]
Percent of Total Investments	36.50%
C000134834 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	14.10%
C000134834 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134834 | U.S. Treasury Obligations912797QD2
Holdings [Line Items]
Percent of Total Investments	9.50%
C000134834 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134834 | Agency
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000134835 | Federal Home Loan Banks, 2, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134835 | Federal Home Loan Banks, 2, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134835 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134835 | Federal Home Loan Banks, 2.5, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | Federal Home Loan Mortgage Corporation, 0.7, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | Federal Home Loan Banks, 1.75, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | Federal Home Loan Banks, 2, 2028-01-28
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | Federal Home Loan Banks, 2, 2028-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | Federal Home Loan Banks, 2, 2028-08-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134835 | Federal Home Loan Banks, 1.75, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134835 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134835 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000134835 | Agency3130AKRU2
Holdings [Line Items]
Percent of Total Investments	36.50%
C000134835 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	14.10%
C000134835 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134835 | U.S. Treasury Obligations912797QD2
Holdings [Line Items]
Percent of Total Investments	9.50%
C000134835 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134835 | Agency
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000134836 | Federal Home Loan Banks, 2, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134836 | Federal Home Loan Banks, 2, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134836 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134836 | Federal Home Loan Banks, 2.5, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | Federal Home Loan Mortgage Corporation, 0.7, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | Federal Home Loan Banks, 1.75, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | Federal Home Loan Banks, 2, 2028-01-28
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | Federal Home Loan Banks, 2, 2028-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | Federal Home Loan Banks, 2, 2028-08-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134836 | Federal Home Loan Banks, 1.75, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134836 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000134836 | Agency3130AKRU2
Holdings [Line Items]
Percent of Total Investments	36.50%
C000134836 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	14.10%
C000134836 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134836 | U.S. Treasury Obligations912797QD2
Holdings [Line Items]
Percent of Total Investments	9.50%
C000134836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134836 | Agency
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000134837 | Federal Home Loan Banks, 2, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134837 | Federal Home Loan Banks, 2, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134837 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134837 | Federal Home Loan Banks, 2.5, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | Federal Home Loan Mortgage Corporation, 0.7, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | Federal Home Loan Banks, 1.75, 2027-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | Federal Home Loan Banks, 2, 2028-01-28
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | Federal Home Loan Banks, 2, 2028-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | Federal Home Loan Banks, 2, 2028-08-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134837 | Federal Home Loan Banks, 1.75, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134837 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134837 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000134837 | Agency3130AKRU2
Holdings [Line Items]
Percent of Total Investments	36.50%
C000134837 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	14.10%
C000134837 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134837 | U.S. Treasury Obligations912797QD2
Holdings [Line Items]
Percent of Total Investments	9.50%
C000134837 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134837 | Agency
Holdings [Line Items]
Percent of Net Asset Value	34.50%